Description of the Plan	12 Months Ended
Dec. 31, 2025
Rhinebeck Bank 401(k) Plan
Description of the Plan
Description of the Plan
1.	Description of the Plan

The following description of the Rhinebeck Bank 401(k) Plan (the "Plan") provides only general information. Participants should refer to the plan document for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan covering substantially all employees of Rhinebeck Bank and its subsidiaries (collectively, the "Bank") who have completed 90 days of service and attained the age of twenty-one, except leased employees and employees participating in a collective bargaining agreement who are not eligible to participate in the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA").

Contributions

Each year, participants may elect to contribute any amount of their eligible compensation, up to the maximum limits defined by the Internal Revenue Code ("IRC"). Participants who have attained the age of 50 before the close of the plan year are eligible to make an additional catch-up contribution. All new participants are auto-enrolled at a rate of 6% of compensation, unless the employee opts not to participate. The plan includes an option for Roth 401(k) contributions. Participants may also contribute amounts representing distributions from other qualified plans (rollovers).

Unless its Board of Directors determines otherwise, prior to the beginning of each year, the Bank will make the following contributions: (1) a safe harbor non-elective contribution equal to 3% of each participant’s eligible compensation and (2) a matching contribution equal to 50% of the amount of the participant’s elective deferrals made during the payroll period that do not exceed 6% of the participant’s eligible compensation for the payroll period. In addition, the Bank may make a discretionary contribution in such amount as determined by its Board of Directors. There was a 2% discretionary contribution made to all Rhinebeck Bank employees in all four quarters of 2025. A participant must have one year of service to be eligible for the Bank’s matching contribution.

Effective January 1, 2024 the Plan was amended to include an auto-escalation feature in which participant's deferral rates shall increase by 1% each May 1, up to a maximum automatic elective deferral contribution of 10%.

Participants direct the investment of all contributions into various investment options offered by the Plan, including the common stock of Rhinebeck Bancorp, Inc., the parent company of the Bank. Contributions are subject to certain Internal Revenue Service ("IRS") limitations.

Participant Accounts

Each participant’s account is credited with the participant’s contribution and the Bank’s contributions as well as allocations of the Plan’s earnings and charged with an allocation of administrative expenses that are paid by the Plan. Allocations are based on participant earnings, account balances, or specific participant transactions, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting

Participants are immediately vested in their contributions and the Bank’s safe harbor contributions and discretionary contributions plus actual earnings thereon. Vesting in the Bank’s matching contribution is based on years of continuous service. Participants are 100% vested after five years of credited service (20% for each year of service).

Notes Receivable from Participants

Participants may borrow from their fund accounts a minimum of $1,000, up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. The notes are secured by the balance in the participant's account and bear interest at rates that range from 4.25% to 9.50% at December 31, 2025. Interest rates are set at the prime rate plus 1%. Principal and interest is paid ratably through bi-weekly payroll deductions. Terms range from one to five years or greater for the purchase of a primary residence. Only one loan outstanding is permitted at a time.

Payment of Benefits

On termination of service due to death, disability, retirement, or other reasons, a participant will receive a lump-sum payment equal to the value of the participant’s vested interest in their account. The Plan also allows hardship withdrawals, if certain criteria are met.

Forfeited Accounts

At December 31, 2025 and 2024, there were $87 and $498, respectively, in forfeited accounts. These accounts are used to reduce future Bank contributions or pay administrative fees. In 2025, Bank contributions were reduced by $20,742 from forfeited accounts.

Administration of Plan Assets

The Plan’s assets are administered under a contract with Principal, the custodian of the Plan. The custodian invests funds received from contributions, investment sales, interest, and dividend income and makes distribution payments to participants.